Capital Structure Financial Policies (Tables)	12 Months Ended
Dec. 31, 2022
Capital Structure Financial Policies
Schedule of components of ratios

	Capital
	Measure	December 31	December 31
($ millions)	Target	2022	2021
Components of ratios
Short-term debt		2 807	1 284
Current portion of long-term debt		-	231
Current portion of long-term lease liabilities		317	310
Long-term debt		9 800	13 989
Long-term lease liabilities		2 695	2 540
Total debt(1)		15 619	18 354
Less: Cash and cash equivalents		1 980	2 205
Net debt(1)		13 639	16 149
Shareholders’ equity		39 367	36 614
Total capitalization (total debt plus shareholders’ equity)		54 986	54 968
Adjusted funds from operations(2)		18 101	10 257
Net debt to adjusted funds from operations	<3.0 times	0.8	1.6
Total debt to total debt plus shareholders’ equity	20% - 35%	28.4%	33.4%
(1)	Total debt and net debt are non-GAAP financial measures.
(2)	Adjusted funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.